Description of Organization and Business Operations - Additional Information (Details)					2 Months Ended	12 Months Ended
	Feb. 04, 2022 USD ($) $ / shares shares	Jul. 18, 2021 USD ($) Tranches $ / shares shares	Feb. 11, 2021 USD ($) $ / shares shares	Jan. 24, 2021 $ / shares shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2021 USD ($) Private $ / shares shares	Jan. 25, 2022 $ / shares
Organization And Basis Of Operations [Line Items]
Common stock, par value | $ / shares					$ 0.0001	$ 0.0001
Cash outside of trust account					$ 18,494,248	$ 8,701,895
Accumulated deficit					55,388,475	123,272,373
Merger Agreement [Member]
Organization And Basis Of Operations [Line Items]
Capitalized equity issuance related transaction costs						3,600,000
Equity issuance related transaction costs payable						$ 3,100,000
Forward Purchase Agreement [Member] | Side Letter [Member] | Goldman Sachs Asset Management L P [Member]
Organization And Basis Of Operations [Line Items]
Number of warrants consist of forward purchase unit | shares		1
Subsequent Event | Merger Agreement [Member]
Organization And Basis Of Operations [Line Items]
Common stock, par value | $ / shares	$ 0.0001
Common stock conversion price | $ / shares	$ 10.00
Earn out shares issuable per tranche | shares	5,000,000
Subsequent Event | Merger Agreement [Member] | Conversion Of Common Stock [Member]
Organization And Basis Of Operations [Line Items]
Conversion of stock, shares issued | shares	65,000,000
Subsequent Event | Merger Agreement [Member] | Conversion Of Common Stock Reserved For Stock Options Vested And Exchanged RSUs. [Member]
Organization And Basis Of Operations [Line Items]
Conversion of stock, shares issued | shares	11,196,271
ECP Environmental Growth Opportunities Corp
Organization And Basis Of Operations [Line Items]
Entity incorporation date						Oct. 29, 2020
Shares issued, price per share | $ / shares			$ 10.00
Gross proceeds of shares issued			$ 345,000,000
Purchase price of warrants | $ / shares						$ 11.50
Proceeds from Private Placement Warrants						$ 9,400,000
Initial public offering costs						19,627,069
Offering costs allocated to derivative warrant liabilities					0	$ (750,743)
Underwriters' deferred discount			$ 12,075,000
Redeemable percentage of public shares						100.00%
Business combination maximum completion period						24 months
Minimum required percentage of net assets held in trust account						80.00%
Minimum target percentage of outstanding voting securities						50.00%
Per unit value of initial public offering, including the proceeds of the private placement warrants, are held in a trust account | $ / shares						$ 10.00
Maximum amount of interest to pay dissolution expenses						$ 100,000
Residual assets remaining available for distribution price per share initially held in trust account | $ / shares						$ 10.00
Cash outside of trust account					24,980	$ 82,234
Working capital deficit						3,359,143
Accumulated deficit					$ 20	25,996,676
Number of warrants consist of forward purchase unit | shares				0.25
ECP Environmental Growth Opportunities Corp | Sponsor Support Agreement [Member]
Organization And Basis Of Operations [Line Items]
Number of equal tranches | Tranches		2
Percentage of converted shares held by sponsor		10.00%
Number of consecutive trading day period		30 days
Number of trading days		20 days
ECP Environmental Growth Opportunities Corp | Forward Purchase Agreement [Member] | Goldman Sachs Asset Management L P [Member]
Organization And Basis Of Operations [Line Items]
Purchase price of warrants | $ / shares				$ 11.50
Number of warrant holder to purchase share | shares				1
Number of shares consist of forward purchase unit | shares				1
ECP Environmental Growth Opportunities Corp | Forward Purchase Agreement [Member] | Side Letter [Member] | Goldman Sachs Asset Management L P [Member]
Organization And Basis Of Operations [Line Items]
Purchase price of warrants | $ / shares		$ 11.50
Number of warrant holder to purchase share | shares		1
Common stock, par value | $ / shares		$ 0.0001
Forward Purchase Units Aggregate Amount Issuable		$ 25,000,000
Number of shares consist of forward purchase unit | shares		1
ECP Environmental Growth Opportunities Corp | Subsequent Event
Organization And Basis Of Operations [Line Items]
Stock Redeemed or Called During Period, Shares | shares	31,512,573
Payment made out of Trust account	$ 315,100,000
Cash held in Trust account	29,900,000
Underwriting Fee Forfeited Amount	7,046,415
Payments for underwriting expense	1,257,146
Underwriting Fee Due Amount	5,028,585
Deferred underwriting Fee Amount	$ 3,771,439
ECP Environmental Growth Opportunities Corp | Subsequent Event | Business Combination [Member]
Organization And Basis Of Operations [Line Items]
Percentage of outstanding shares were redeemed	91.00%
ECP Environmental Growth Opportunities Corp | Subsequent Event | Goldman Sachs Asset Management L P [Member] | Forward Purchase Warrants and Additional Warrants [Member]
Organization And Basis Of Operations [Line Items]
Deferred fee per unit | $ / shares							$ 625,000
ECP Environmental Growth Opportunities Corp | Subsequent Event | Forward Purchase Agreement [Member] | Goldman Sachs Asset Management L P [Member]
Organization And Basis Of Operations [Line Items]
Purchase price of warrants | $ / shares							$ 625,000
ECP Environmental Growth Opportunities Corp | Unsecured Promissory Note
Organization And Basis Of Operations [Line Items]
Principal amount						$ 1,500,000
Number of warrant holder to purchase share | shares						1
Common stock, par value | $ / shares						$ 0.0001
Note convertible price | $ / shares						$ 1.50
Unsecured debt						$ 499,702
ECP Environmental Growth Opportunities Corp | Class A Common Stock
Organization And Basis Of Operations [Line Items]
Number of warrant holder to purchase share | shares						1
Common stock, par value | $ / shares					$ 0.0001	$ 0.0001
Offering costs allocated to temporary equity						$ 18,876,326
Stock Redeemed or Called During Period, Shares | shares						34,500,000
ECP Environmental Growth Opportunities Corp | Class A Common Stock | Merger Agreement [Member]
Organization And Basis Of Operations [Line Items]
Shares issued | shares		75,000,000
Shares issued, price per share | $ / shares		$ 10.00
ECP Environmental Growth Opportunities Corp | Class A Common Stock | Sponsor Support Agreement [Member]
Organization And Basis Of Operations [Line Items]
Shares issued | shares		407,000
ECP Environmental Growth Opportunities Corp | Class A Common Stock | Sponsor Support Agreement [Member] | Maximum [Member]
Organization And Basis Of Operations [Line Items]
Shares issued, price per share | $ / shares		$ 20.00
ECP Environmental Growth Opportunities Corp | Class A Common Stock | Sponsor Support Agreement [Member] | Minimum [Member]
Organization And Basis Of Operations [Line Items]
Shares issued, price per share | $ / shares		$ 15.00
ECP Environmental Growth Opportunities Corp | Class A Common Stock | Sponsor [Member]
Organization And Basis Of Operations [Line Items]
Shares issued | shares		1,000,000
ECP Environmental Growth Opportunities Corp | Initial Public Offering
Organization And Basis Of Operations [Line Items]
Shares issued | shares			34,500,000			34,500,000
Shares issued, price per share | $ / shares			$ 10.00			$ 10.00
Gross proceeds of shares issued			$ 338,100,000
Proceeds from Private Placement Warrants						$ 12,880,575
ECP Environmental Growth Opportunities Corp | Initial Public Offering | Subsequent Event
Organization And Basis Of Operations [Line Items]
Deferred fee per unit | $ / shares	$ 0.35
Deferred fee amount	$ 12,075,000
ECP Environmental Growth Opportunities Corp | Initial Public Offering | Class A Common Stock
Organization And Basis Of Operations [Line Items]
Purchase price of warrants | $ / shares						$ 11.50
ECP Environmental Growth Opportunities Corp | Over-allotments
Organization And Basis Of Operations [Line Items]
Shares issued | shares			4,500,000			4,500,000
ECP Environmental Growth Opportunities Corp | Private Placement Warrants
Organization And Basis Of Operations [Line Items]
Gross proceeds of shares issued			$ 6,900,000
Number of private sales | Private						2
Number of warrants | shares						6,266,667
Purchase price of warrants | $ / shares						$ 1.50
Proceeds from Private Placement Warrants						$ 9,400,000
ECP Environmental Growth Opportunities Corp | Private Placement Warrants | Class A Common Stock
Organization And Basis Of Operations [Line Items]
Shares issued | shares		7,500,000
Shares issued, price per share | $ / shares		$ 10.00
Gross proceeds of shares issued		$ 75,000,000
ECP Environmental Growth Opportunities Corp | Fast Radius Capital Stock And Vested R S Us [Member] | Merger Agreement [Member]
Organization And Basis Of Operations [Line Items]
Number of equal tranches | Tranches		2
Number of consecutive trading day period		30 days
Number of trading days		20 days
Merger agreement period		5 years
ECP Environmental Growth Opportunities Corp | Fast Radius Capital Stock And Vested R S Us [Member] | Class A Common Stock
Organization And Basis Of Operations [Line Items]
Shares issued | shares		5,000,000
ECP Environmental Growth Opportunities Corp | Fast Radius Capital Stock And Vested R S Us [Member] | Class A Common Stock | Merger Agreement [Member]
Organization And Basis Of Operations [Line Items]
Shares issued | shares		10,000,000
ECP Environmental Growth Opportunities Corp | Fast Radius Earn Out Shares [Member] | Class A Common Stock | Merger Agreement [Member] | Maximum [Member]
Organization And Basis Of Operations [Line Items]
Shares issued, price per share | $ / shares		$ 20.00
ECP Environmental Growth Opportunities Corp | Fast Radius Earn Out Shares [Member] | Class A Common Stock | Merger Agreement [Member] | Minimum [Member]
Organization And Basis Of Operations [Line Items]
Shares issued, price per share | $ / shares		$ 15.00